Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 27, 2018	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) [Line Items]
Capital commitments and contingencies agreement, description		the Group recognized an accrual of $1,987 and $2,124, respectively, in unrecognized tax benefits and its interest (Note 17). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2019 and 2020, the Group classified the accrual for unrecognized tax benefits as a non-current liability.	The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2019 and 2020, the Group classified the accrual for unrecognized tax benefits as a non-current liability.
Settlement of arbitration related, description	the Secretariat of the International Court of Arbitration for the International Chamber of Commerce issued a final award to Samsung Electronics Co., Ltd. (“Samsung”) that constituted the final decision on the Group’s dispute with Samsung over a sales contract. The court order required the Group to pay to Samsung total payments of $4,650 including: i) $4,280 as the “Principal Amount”, plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the “Settlement Payment”). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Group shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, a total of 2,209,728 ordinary shares were issued to Samsung as escrow shares in the year 2019 as security for the payments. Due to cash constraints, particularly due to the COVID-19 pandemic, the Group has not made monthly installments to Samsung since the fourth quarter of 2019, and Samsung has not pursued alternative means of repayment from the Group as of the filing of this annual report.
Estimated loss		$ 10,096
Contingent liability		3,200
Accrued amount		400
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Estimated loss		3,200
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Estimated loss		$ 3,600